Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
NET INCOME FOR THE YEAR	$ 552,730	$ 621,313	$ 599,693
Adjustments for non-cash items included in net income	(1,179,767)	(1,119,126)	(1,266,270)
Depreciation and amortization	109,426	106,092	79,280
Impairment of property, plant, and equipment	638	2,726	39
Provision for loan losses	553,190	406,024	405,889
Mark to market of trading investments	43,609	39,997	1,438
Income from investments in associates and other companies	(1,388)	(1,146)	(5,095)
Net gain on sale of assets received in lieu of payment	(5,934)	(5,613)	(7,106)
Provision on assets received in lieu of payment	1,456	1,809	816
Loss on sale of associate	20	126
Net gain on sale of property, plant and equipment	(865)	(2,456)	(2,490)
Net interest income	(1,593,848)	(1,416,964)	(1,414,368)
Net fee and commission income	(267,278)	(287,086)	(290,885)
Changes in deferred taxes	(28,465)	37,432	(25,517)
Other non-cash items	9,672	(67)	(8,271)
Increase/decrease in operating assets and liabilities	192,956	2,346,978	1,689,069
(Increase) of loans and accounts receivables from customers, net	(1,673,357)	(2,449,954)	(2,703,700)
Decrease (increase) of financial investments	(3,015,784)	(1,809,112)	588,918
Decrease (increase) of interbank loans	(4,078)	232	147,534
Decrease of assets received or awarded in lieu of payment	8,289	(1,743)	722
Increase of debits in customers checking accounts	3,249,540	1,298,976	521,476
(Decrease) increase of time deposits and other time liabilities	(2,611,026)	124,998	1,153,874
Increase (decrease) of obligations with domestic banks	(54,518)	271,620	(480)
Increase (decrease) of other demand liabilities or time obligations	842,080	257,039	451,775
Increase of obligations with foreign banks	(1,095,961)	459,572	90,754
(Decrease) increase of obligations with Central Bank of Chile	4,959,260		(5)
(Decrease) increase of obligations under repurchase agreements	589,753	331,510	(219,516)
Increase (decrease) in other financial liabilities	(42,040)	10,958	(26,630)
(Decrease) increase of other assets and liabilities	(1,850,030)	989,451	(872,264)
Redemption of letters of credit	(6,188)	(6,988)	(8,989)
Senior bond issuances	1,227,166	1,893,552	1,156,057
Redemption of mortgage bonds and payments of interest	(6,312)	(6,109)	(5,911)
Redemption of senior bonds and payments of interest	(2,571,384)	(714,783)	(289,837)
Interest received	2,232,327	2,321,381	2,244,317
Interest paid	(638,479)	(904,417)	(829,949)
Dividends received from investments in other companies	508	130	38
Fees and commissions received	451,162	498,658	484,463
Fees and commissions paid	(183,884)	(211,572)	(193,578)
Total cash flow (used in) provided by operating activities	(819,993)	1,855,586	1,022,492
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(50,613)	(57,390)	(68,329)
Sales of property, plant, and equipment	15,678	8,666	6,297
Sales of investments in associates		1,930
Purchases of investments in associates and other companies		(62,136)
Purchases of intangible assets	(35,170)	(32,860)	(29,563)
Total cash flow used in investment activities	(70,105)	(141,790)	(91,565)
C - CASH FLOW FROM FINANCING ACTIVITIES:
Dividends paid	(331,255)	(355,141)	(423,611)
Placement of subordinated bond	475,390
Lease obligation paid	(42,045)	(30,145)
Total cash flow used in financing activities	102,090	(385,286)	(423,611)
D – NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	(788,008)	1,328,510	507,316
E – EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	(28,706)	126,669	114,498
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	3,711,334	2,256,155	1,634,341
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	2,984,620	3,711,334	2,256,155
Provision for loan losses for cash flow purposes	553,190	406,024	405,889
Recovery of loans previously charged off	(74,926)	(82,713)	(88,481)
Provision for loan losses – net	$ 478,264	$ 323,311	$ 317,408